Reverse Recapitalization - Schedule of Reconciliation of Merger Elements (Details) - USD ($) $ in Thousands		9 Months Ended
	Sep. 09, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Reverse Recapitalization [Line Items]
Payments of Reverse Recapitalization, Transaction Costs	$ (18,823)
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)	(43,963)
Business Combination, Acquisition Related Costs	(385)
Stock Issued During Period Value Reverse Recapitalization	200,874	$ 200,874
Gross Proceeds From Reverse Recapitalization Transaction, Net of Equity Issuance Costs	245,222	$ 245,222	$ 0
Osprey Technology Acquisition Corp [Member]
Schedule Of Reverse Recapitalization [Line Items]
Cash Acquired Through Reverse Recapitalization	103,049
Proceeds from Issuance of Private Placement	188,000
Gross Proceeds From Recapitalization and PIPE Investment	291,049
Payments of Reverse Recapitalization, Transaction Costs	(11,173)
Payments of Reverse Recapitalization Other Transaction Costs	$ (15,831)